UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ]  is a  restatement.
                                                [ ]  adds new  holdings
                                                     entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           --------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           --------------------------------------------

Form  13F  File  Number:  28-03429
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dana L. Crosby                    Cupertino, CA                   04/25/2002
------------------                    -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          192
                                              -----------

Form  13F  Information  Table  Value  Total:  $   173,161
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3Com Corp                      Com              885535104      122   20000          Sole             Sole      0    0
AMB Property Corp.             Com              00163T109       14     500          Sole             Sole      0    0
AOL Time Warner                Com              00184a10      2398  101400          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106      896  100056          Sole             Sole      0    0
Abbott Labs                    Com              002824100     1226   23300          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      161    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     5293  151402          Sole             Sole      0    0
All American Semiconductor     Com              016557100        2     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108       76    2500          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1567   41500          Sole             Sole      0    0
Altera Corp                    Com              021441100     1597   73000          Sole             Sole      0    0
America Service Group          Com              0236L109        21    3000          Sole             Sole      0    0
American International Group   Com              026874107     3156   43750          Sole             Sole      0    0
Apple Computer Inc.            Com              037833100     2358   99600          Sole             Sole      0    0
Applied Materials              Com              038222105     6871  126600          Sole             Sole      0    0
Ascential Software             Com              04362p108       39   10000          Sole             Sole      0    0
BEA Systems Inc                Com              073325102       82    6000          Sole             Sole      0    0
BP p.l.c                       Com              055622104      267    5020          Sole             Sole      0    0
BRE Properties                 Com              05564E106      988   30400          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        3     100          Sole             Sole      0    0
Bank of America Corp           Com              066050105      696   10238          Sole             Sole      0    0
Base Ten Systems Cl A          Com              069779304        0     600          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207      118      50          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      213      30          Sole             Sole      0    0
Boeing Co.                     Com              097023105      415    8600          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     2879   71100          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      264    2600          Sole             Sole      0    0
CMGI Inc                       Com              125750109        3    2000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108      302   20050          Sole             Sole      0    0
CNF Inc.                       Com              1262w104       165    5000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        4   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      165    2900          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     2830  147400          Sole             Sole      0    0
Chalone Wine Group Ltd.        Com              157639105        1     117          Sole             Sole      0    0
Charles Schwab & Co.           Com              808513105       65    5000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100       790    8750          Sole             Sole      0    0
Ciena Corp.                    Com              171779101     2207  245200          Sole             Sole      0    0
Cirrus Logic Inc.              Com              172755100       30    1600          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102     2096  123800          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     2550   51500          Sole             Sole      0    0
Clorox Co.                     Com              189054109      681   15600          Sole             Sole      0    0
Collectors Universe            Com              19421r101       19   16000          Sole             Sole      0    0
Compaq Computer                Com              204493100      110   10500          Sole             Sole      0    0
Compuware Corp                 Com              205638109      568   44000          Sole             Sole      0    0
Consolidated Edison            Com              209115104      163    3900          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       43    2000          Sole             Sole      0    0
Corning Inc.                   Com              219350105      107   14000          Sole             Sole      0    0
Covad Communications Group     Com              222814204        9    4000          Sole             Sole      0    0
Daimler-Chrysler               Com              D1668R123      113    2500          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      203    5000          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109     1535   58800          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       45    1500          Sole             Sole      0    0
Dot Hill Systems Corp          Com              25848t109       11    4000          Sole             Sole      0    0
Duke Energy                    Com              264399106     4218  111600          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102      992   83200          Sole             Sole      0    0
Eastman Kodak                  Com              277461109       62    2000          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208       29    2100          Sole             Sole      0    0
Emerson Elec                   Com              291011104      482    8400          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       61    5000          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103      120    4000          Sole             Sole      0    0
Equity Residential Properties  Com              29476l107        9     300          Sole             Sole      0    0
Trust
European Warrant Fund Inc.     Com              298792102      139   35000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     4815  109854          Sole             Sole      0    0
Fannie Mae                     Com              313586109     3451   43200          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       54     218          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104      666     238          Sole             Sole      0    0
Long Beach
First National Bank Of         Com              322387101      138     100          Sole             Sole      0    0
Anchorage
Florida East Coast Ind Cl B    Com              340632207        7     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301      253    4000          Sole             Sole      0    0
General Electric Co.           Com              369604103     5003  133600          Sole             Sole      0    0
General Mills Inc.             Com              370334104      205    4200          Sole             Sole      0    0
Gillette                       Com              375766102      102    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733W105       71    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106       64    1000          Sole             Sole      0    0
Goldman Sachs                  Com              38141g104       99    1100          Sole             Sole      0    0
H&R Block                      Com              093671105      111    2500          Sole             Sole      0    0
Halliburton Co.                Com              406216101      218   12800          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       21     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2395   78900          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      811   45200          Sole             Sole      0    0
Home Depot Inc.                Com              437076102      170    3500          Sole             Sole      0    0
Honeywell Inc.                 Com              438516106      651   17000          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         2     300          Sole             Sole      0    0
I C N Pharmaceuticals Inc.     Com              448924100       64    2000          Sole             Sole      0    0
ICG Communications Inc.        Com              449246107        0    1725          Sole             Sole      0    0
INSCI Statements Corp          Com              45765T106        0    5000          Sole             Sole      0    0
Immunex Corporation            Com              452528102       15     500          Sole             Sole      0    0
Innkeepers USA Trust-SBI       Com              4576J0104     1452  127900          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107      135    4000          Sole             Sole      0    0
Integrated Silicon Solutions   Com              45812P107       32    2500          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5276  173500          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       10   12000          Sole             Sole      0    0
International Business         Com              459200101     4971   47800          Sole             Sole      0    0
Machines
Ishares DJ US Fin Srvs IDX     Com              464287770       10     100          Sole             Sole      0    0
Ishares DJ US Healthcare IDX   Com              464287762        6     100          Sole             Sole      0    0
Ishares DJ US Technology IDX   Com              464287721        5     100          Sole             Sole      0    0
Ishares Inc S&P Eur 350 INDX   Com              464287861     1319   22350          Sole             Sole      0    0
J. P. Morgan & Co.             Com              616880100     1307   36650          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101      524   89000          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107     4433  524000          Sole             Sole      0    0
Opportunity
Johnson & Johnson              Com              478160104     3891   59900          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      129    2000          Sole             Sole      0    0
LSI Logic Corp.                Com              502161102       27    1600          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827T100      385   27800          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       18     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100     1487   23000          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       30     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109      104    1800          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       58   12176          Sole             Sole      0    0
MacroChem Corp                 Com              555903103        8    2500          Sole             Sole      0    0
Mariner Post-Acute Ntwrk       Com              568459101        0    6500          Sole             Sole      0    0
Marsh & Mclennan               Com              571748102      271    2400          Sole             Sole      0    0
McDonalds Corp.                Com              580135101      336   12100          Sole             Sole      0    0
McKesson Corporation           Com              2569960         60    1600          Sole             Sole      0    0
Merck & Co.                    Com              589331107      472    8200          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108     2370   42800          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108      183    5800          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     2560   42450          Sole             Sole      0    0
Motorola                       Com              620076109      142   10000          Sole             Sole      0    0
NASDAQ 100 Trust SR I          Com              631100104      927   25700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3568  177950          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     1429   68900          Sole             Sole      0    0
Nordstrom, Inc.                Com              65473e105       49    2000          Sole             Sole      0    0
Nortel Networks Corporation    Com              656569100      476  106000          Sole             Sole      0    0
Novell Inc.                    Com              670006105       10    2500          Sole             Sole      0    0
Ocean Energy Inc Tex (New)     Com              67481e106      198   10000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105     1125   87900          Sole             Sole      0    0
PeopleSoft Inc.                Com              712713106      248    6800          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     2136   53750          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       70    2000          Sole             Sole      0    0
Pharmacia Corporation          Com              71713u10       135    3000          Sole             Sole      0    0
Phillips Petroleum             Com              718507106      232    3700          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              723484101      290    6400          Sole             Sole      0    0
Premier Laser Systems          Com              740522107        0    1000          Sole             Sole      0    0
Priceline.com Inc.             Com              741503106       10    2000          Sole             Sole      0    0
Procter & Gamble               Com              742718109      180    2000          Sole             Sole      0    0
Raymond James Financial        Com              754730109       62    1800          Sole             Sole      0    0
Raytheon Co. Cl A              Com              755111309      123    3000          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      217    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103     1267   33500          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      374    6880          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080N108      940  131500          Sole             Sole      0    0
Royce Value Trust Inc          Com              780910105     4805  267677          Sole             Sole      0    0
S & P 500 Spiders              Com              78462F103     1409   12300          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       42     430          Sole             Sole      0    0
Schering-Plough                Com              806605101      141    4500          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108     2076   35300          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      566   24500          Sole             Sole      0    0
Siebel Systems Inc.            Com              826170102      163    5000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      153    2500          Sole             Sole      0    0
Southern Co.                   Com              842587107      935   35300          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      114    3800          Sole             Sole      0    0
Stanton Island Corp            Com              857550107      216   11000          Sole             Sole      0    0
Sun Microsystems               Com              866810104      892  101100          Sole             Sole      0    0
Sybase, Inc.                   Com              871130100       17    1000          Sole             Sole      0    0
Teco Energy                    Com              872375100     1088   38000          Sole             Sole      0    0
Templeton Dragon Fund          Com              88018T101     2679  329100          Sole             Sole      0    0
Templeton Emerg Mkts           Com              880190103      133   11400          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106       18     542          Sole             Sole      0    0
U.S. Diagnostic Inc Eff        Com              90328Q108        0    1000          Sole             Sole      0    0
USA Education Inc.             Com              90390u102      303    3100          Sole             Sole      0    0
Unisys                         Com              909214108     1243   98400          Sole             Sole      0    0
Unumprovident Corp Com         Com              91529y106     1103   39500          Sole             Sole      0    0
Utah Medical Inc               Com              917488108       15     930          Sole             Sole      0    0
Velocity HIS, Inc.             Com              92257k102        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      4798  105100          Sole             Sole      0    0
Vishay Intertechnology         Com              928298108       37    1805          Sole             Sole      0    0
Visteon Corp                   Com              92839u107        3     200          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       46    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      582    9500          Sole             Sole      0    0
Walt Disney Co.                Com              254687106     3051  132200          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     7083  213800          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       58    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     2191   80400          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      124    2500          Sole             Sole      0    0
WorldCom, Inc                  Com              98157d106      803  119100          Sole             Sole      0    0
Worldcom Inc-MCI Group         Com              98157d304        8    1280          Sole             Sole      0    0
Wyeth                          Com              983024100      263    4000          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        9   10000          Sole             Sole      0    0
Xcel Energy Inc.               Com              98389b100      542   21400          Sole             Sole      0    0
Xerox Corporation              Com              984121103      151   14000          Sole             Sole      0    0
iShares S&P 100 Index ETF      Com              464287101       29     500          Sole             Sole      0    0
New Plan Excel Realty 8.625    Pref             648053502      274   11000          Sole             Sole      0    0
Pref B
Post Properties 7.625% SR C    Pref             737464404       27    1200          Sole             Sole      0    0
Innkeepers USA Trust 8.625%    Conv             4576j0302     1887   77500          Sole             Sole      0    0
Ser A Conv
Blackrock Calif. Muni Fund     Com              09247U107      126    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     2831  293400          Sole             Sole      0    0
Pilgrim Fd Prime Rate Tr       Com              720906106     3283  475800          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100     2783  200100          Sole             Sole      0    0
RCM Global Government Fund     Com              74936A101     4559  415560          Sole             Sole      0    0
TCW/DW Term 2003               Com              87234U108     1390  130000          Sole             Sole      0    0